Exhibit 99.1
KPMG LLP
Suite 700
20 Pacifica
Irvine, CA 92618-3391
Independent Accountants’ Agreed-Upon Procedures Report
Navient Credit Funding, LLC (the “Company”)
Navient Corporation
Navient Solutions, LLC
RBC Capital Markets, LLC
Atlas SP Partners, L.P.
Barclays Capital Inc.
BofA Securities, Inc.
J.P. Morgan Securities LLC
(together, the “Specified Parties”)
Re: Navient Private Education Loan Trust 2023-B – Data File Procedures
We have performed the procedures described below on the specified attributes in an electronic data file entitled “2023-B Loan Tape.zip” (the “Data File”), provided by the Company on August 18, 2023, containing information on 76,341 student loans (the “Student Loans”) as of August 10, 2023 (the “Cutoff Date”), which we were informed are intended to be included as collateral in the offering by Navient Private Education Loan Trust 2023-B. The Company is responsible for the specified attributes identified by the Company in the Data File.
The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.
The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.
Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:
•
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•
The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts were within $1.00, “First Payment Dates” were within two (2) days, and “Remaining Terms” were within one (1) month.
•	The terms “CLASS System”, “ENCORE System”, “FDR System”, and “CARES System” mean the Company’s servicing systems.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

•	The term “Amortized Payment History Schedule” means a schedule of the payment history information of certain Selected Student Loans extracted from the FDR System.
•	The term “Loan Files” means the following information sources provided by the Company:
−	Promissory Note, Truth in Lending Disclosure, Loan Application, Loan Credit Agreement, Application Summary, and NRI Origination Disclosure in the Encore System;
−	Amortized Payment History Schedule;
−	CARES System screenshots;
−	the following screens in the FDR System:
o	#BS Screen, #BS1 Screen, #BS3 Screen, #BS5 Screen
o	#CIS Screen, #CSS Screen, #CDS Screen
o	#NM CR Screen, #NM CC Screen, #NM AF Screen, #NM SA2 Screen
o	#EDH Screen, #ED2 Screen
o	#NPO Screen
o	#HDI Screen; and,
−	the following screens in the CLASS system: #113 Screen, #115 Screen, #72F Screen, and #728 Screen.
The Loan Files were represented by the Company to be copies of the original Loan Files or electronic records contained within the respective system or website.
•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, methodology, or value, as described in Exhibit B.
•	The term “Provided Information” means the Loan Files and Instructions.
The procedures we were instructed by the Company to perform and the associated findings are as follows:
A.
We randomly selected a sample of Student Loans from the Data File, utilizing a confidence level of 95.0%, an expected error rate of 3.0%, and a maximum estimated error occurrence rate (the upper error limit) for each of the attributes not to exceed 5.0%. The selection criteria resulted in a sample of 361 Student Loans (the “Selected Student Loans,” as listed in Exhibit A attached hereto).

B.
For each Selected Student Loan, we compared or recomputed the specified attributes listed below to or using the corresponding information included in the Loan Files, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Loan Files or the inability to agree the indicated information from the Data File to the Loan Files for each of the attributes identified, utilizing the Instructions, as applicable, constituted an exception. The Loan Files documents are listed in the order of priority.

Attributes	Loan Files/Instructions
Social Security Number
Promissory Note, Loan Application, Loan Credit Agreement, Loan Amount on the Promissory Note, Refinance Total on Application Summary, Total Loan Amount on Truth in Lending Disclosure and Total Loan Amount on NRI Origination Disclosure, Insurance Premium amount in “INS PREM” field on Loan Disbursement Data Screen (#113 Screen), and Instructions

2

Attributes	Loan Files/Instructions
Signature(s) on the Promissory Note, Loan Application or Loan Credit Agreement
Promissory Note, Loan Application, Loan Credit Agreement, and Instructions. We performed no procedures with regard to any signatory requirements on the Promissory Note, Loan Application, or Loan Credit Agreement, or to confirm the authenticity of the signature(s).

Disbursement Year	“1ST ACTIVE DATE” field on #BS5 Screen, Loan Disbursement Data Screen (#115 Screen “1st DISB” field)
Original Principal Balance	“TOTALDISB” field within the “DISBMNTS” tab of #HDI Screen, Loan Disbursement Data Screen (#115 Screen “DISB PRIN” field)
Current Principal Balance
 “ACCOUNT BALANCE” field on #CSS Screen, documentation of change that affects the current principal balance on #CIS Screen, “CUR BAL” field on #BS Screen, “FINANCIAL INSTITUTION” field on #NM CC Screen, the “DECLINING PRINCIPAL BALANCE” field on the Amortized Payment History Schedule, “RPMT FEE” field or “CAP INT” field on #ED2 Screen, “LATE FEE” field, “RETRO PROCESSING” field, or Interest Rate on #CSS Screen, “CYCLE DATE” on #EDH Screen, first “PAYMENT” of the cycle on #CSS Screen or #CDS Screen, and Instructions
For sample #6, the balance as of 8/8/2023 was used, as payment on 8/10/2023 occurred after nightly processing and was not reflected on the system until 8/11/2023.

Loan Type	“#14” field on #NM CC Screen
Loan Status	“CURR LOAN STATUS” field on #EDH Screen and “MISC FIELD 2” field on the #BS3 Screen, notation of status change on #CIS Screen, and Instructions
Current Status End Date
“CURR LOAN STATUS” field on #EDH Screen and “MISC FIELD 2” field on the #BS3 Screen, “CYCLE DATE” on #EDH Screen, “CURR:GRAD/SEP DT,” “RPMT BEGIN DT,” “MATURITY DT” fields on #EDH Screen, “DRAW PERIOD END DATE” field on #CSS Screen, or “METHOD OVERRIDE END DATE” field using the “RULS MIN PAY (CP PO RM)” field on #NPO Screen, “EQTY MTRT DT” field on CARES system screenshot, notation of status change on #CIS Screen, and Instructions

Remaining Term

“CYCLE DATE,” “MATURITY DT,” “DUE DATE,” and “CURR LOAN STATUS” fields on #EDH Screen, “METHOD OVERRIDE END DATE” using the “RULS MIN PAY (CP PO RM)” field on the #NPO Screen, “MISC FIELD 2” field on #BS3 Screen, “#9” field on #NM CC Screen, and Instructions

Repayment Schedule Type	“RPMT BEGIN DT” field on #EDH Screen, “MISC FIELD 2” field on #BS3 Screen, “METHOD OVERRIDE ID” using the “RULS MIN PAY (CP PO RM)” field on #NPO Screen, and Instructions

3

Attributes	Loan Files/Instructions
Interest Rate
 “INT RT” field on #EDH Screen, “INT 1%” field and “INT 2%” field in “ORIG STMT VALUES” section on #ED2 Screen, “AUTO PAY FLAG” field on #NM AF Screen, #HDI Screen for interest rate with borrower benefit related information, and “CALC ANN RATE:CASH” field on #NM SA2 Screen

School Type 1
“MISC FIELD 5” field on #BS3 Screen
If the “SCHOOL_CODE” in the Data File was “000000,” there was no single school code associated with the Selected Student Loan. No such situations were found for the Selected Student Loans.

School Type 2 (Title IV)
“SCHL TYPE” field on School Profile Screen (#728 Screen), documentation of change that affects the school type 2 (#72F Screen)
In the event the last two numbers of the “SCHOOL_CODE” in the Data File were not “00,” enter the last two numbers of the school code into the “SCHOOL BRANCH” field on #728 Screen (School Profile Screen) to retrieve the “SCHL TYPE” field.

State of Residence	”Address” field on #BS1 Screen any notations related to address changes on #CIS Screen
Recent FICO
 “CREDIT BUREAU SCORE” field on #NM CR Screen
If the “DATE CB SCORE GENERATED” on the #NM CR Screen was either after the Cutoff Date or within six (6) months prior to the Cutoff Date, the “CREDIT BUREAU SCORE” field on the #NM CR Screen would display a more recent FICO than the one listed in the “REC_FICO” field in the Data File. Such differences were not considered to be exceptions. No such situations were found for the Selected Student Loans.

Original FICO	“EDS SCR01” or “EDS SCR02” field in “FICO INFO” tab on #HDI Screen
Based on the results of the procedures performed, there is a 95.0% confidence level that the maximum estimated error occurrence rate for each of the attributes across the entire population of 76,341 Student Loans does not exceed 5.0%. Because we are not engaged to express a conclusion, we do not offer a conclusion based on the application of a sampling technique.
We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.
We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

4

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Student Loans, (iii) the reliability or accuracy of the Provided Information, which was used in our procedures, or (iv) matters of legal interpretation.
The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Student Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Student Loans being securitized, (iii) the compliance of the originator of the Student Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Student Loans that would be material to the likelihood that the issuer of the asset-backed securities will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).
The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.
This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.
/s/ KPMG LLP
Irvine, California
September 26, 2023
5

Selected Student Loan Number	Student Loan Number*	Selected Student Loan Number	Student Loan Number*	Selected Student Loan Number	Student Loan Number*	Selected Student Loan Number	Student Loan Number*	Selected Student Loan Number	Student Loan Number*
1	2023B001	39	2023B039	77	2023B077	115	2023B115	153	2023B153
2	2023B002	40	2023B040	78	2023B078	116	2023B116	154	2023B154
3	2023B003	41	2023B041	79	2023B079	117	2023B117	155	2023B155
4	2023B004	42	2023B042	80	2023B080	118	2023B118	156	2023B156
5	2023B005	43	2023B043	81	2023B081	119	2023B119	157	2023B157
6	2023B006	44	2023B044	82	2023B082	120	2023B120	158	2023B158
7	2023B007	45	2023B045	83	2023B083	121	2023B121	159	2023B159
8	2023B008	46	2023B046	84	2023B084	122	2023B122	160	2023B160
9	2023B009	47	2023B047	85	2023B085	123	2023B123	161	2023B161
10	2023B010	48	2023B048	86	2023B086	124	2023B124	162	2023B162
11	2023B011	49	2023B049	87	2023B087	125	2023B125	163	2023B163
12	2023B012	50	2023B050	88	2023B088	126	2023B126	164	2023B164
13	2023B013	51	2023B051	89	2023B089	127	2023B127	165	2023B165
14	2023B014	52	2023B052	90	2023B090	128	2023B128	166	2023B166
15	2023B015	53	2023B053	91	2023B091	129	2023B129	167	2023B167
16	2023B016	54	2023B054	92	2023B092	130	2023B130	168	2023B168
17	2023B017	55	2023B055	93	2023B093	131	2023B131	169	2023B169
18	2023B018	56	2023B056	94	2023B094	132	2023B132	170	2023B170
19	2023B019	57	2023B057	95	2023B095	133	2023B133	171	2023B171
20	2023B020	58	2023B058	96	2023B096	134	2023B134	172	2023B172
21	2023B021	59	2023B059	97	2023B097	135	2023B135	173	2023B173
22	2023B022	60	2023B060	98	2023B098	136	2023B136	174	2023B174
23	2023B023	61	2023B061	99	2023B099	137	2023B137	175	2023B175
24	2023B024	62	2023B062	100	2023B100	138	2023B138	176	2023B176
25	2023B025	63	2023B063	101	2023B101	139	2023B139	177	2023B177
26	2023B026	64	2023B064	102	2023B102	140	2023B140	178	2023B178
27	2023B027	65	2023B065	103	2023B103	141	2023B141	179	2023B179
28	2023B028	66	2023B066	104	2023B104	142	2023B142	180	2023B180
29	2023B029	67	2023B067	105	2023B105	143	2023B143	181	2023B181
30	2023B030	68	2023B068	106	2023B106	144	2023B144	182	2023B182
31	2023B031	69	2023B069	107	2023B107	145	2023B145	183	2023B183
32	2023B032	70	2023B070	108	2023B108	146	2023B146	184	2023B184
33	2023B033	71	2023B071	109	2023B109	147	2023B147	185	2023B185
34	2023B034	72	2023B072	110	2023B110	148	2023B148	186	2023B186
35	2023B035	73	2023B073	111	2023B111	149	2023B149	187	2023B187
36	2023B036	74	2023B074	112	2023B112	150	2023B150	188	2023B188
37	2023B037	75	2023B075	113	2023B113	151	2023B151	189	2023B189
38	2023B038	76	2023B076	114	2023B114	152	2023B152	190	2023B190

A-1

Selected Student Loan Number	Student Loan Number*	Selected Student Loan Number	Student Loan Number*	Selected Student Loan Number	Student Loan Number*	Selected Student Loan Number	Student Loan Number*	Selected Student Loan Number	Student Loan Number*
191	2023B191	229	2023B229	267	2023B267	305	2023B305	343	2023B343
192	2023B192	230	2023B230	268	2023B268	306	2023B306	344	2023B344
193	2023B193	231	2023B231	269	2023B269	307	2023B307	345	2023B345
194	2023B194	232	2023B232	270	2023B270	308	2023B308	346	2023B346
195	2023B195	233	2023B233	271	2023B271	309	2023B309	347	2023B347
196	2023B196	234	2023B234	272	2023B272	310	2023B310	348	2023B348
197	2023B197	235	2023B235	273	2023B273	311	2023B311	349	2023B349
198	2023B198	236	2023B236	274	2023B274	312	2023B312	350	2023B350
199	2023B199	237	2023B237	275	2023B275	313	2023B313	351	2023B351
200	2023B200	238	2023B238	276	2023B276	314	2023B314	352	2023B352
201	2023B201	239	2023B239	277	2023B277	315	2023B315	353	2023B353
202	2023B202	240	2023B240	278	2023B278	316	2023B316	354	2023B354
203	2023B203	241	2023B241	279	2023B279	317	2023B317	355	2023B355
204	2023B204	242	2023B242	280	2023B280	318	2023B318	356	2023B356
205	2023B205	243	2023B243	281	2023B281	319	2023B319	357	2023B357
206	2023B206	244	2023B244	282	2023B282	320	2023B320	358	2023B358
207	2023B207	245	2023B245	283	2023B283	321	2023B321	359	2023B359
208	2023B208	246	2023B246	284	2023B284	322	2023B322	360	2023B360
209	2023B209	247	2023B247	285	2023B285	323	2023B323	361	2023B361
210	2023B210	248	2023B248	286	2023B286	324	2023B324
211	2023B211	249	2023B249	287	2023B287	325	2023B325
212	2023B212	250	2023B250	288	2023B288	326	2023B326
213	2023B213	251	2023B251	289	2023B289	327	2023B327
214	2023B214	252	2023B252	290	2023B290	328	2023B328
215	2023B215	253	2023B253	291	2023B291	329	2023B329
216	2023B216	254	2023B254	292	2023B292	330	2023B330
217	2023B217	255	2023B255	293	2023B293	331	2023B331
218	2023B218	256	2023B256	294	2023B294	332	2023B332
219	2023B219	257	2023B257	295	2023B295	333	2023B333
220	2023B220	258	2023B258	296	2023B296	334	2023B334
221	2023B221	259	2023B259	297	2023B297	335	2023B335
222	2023B222	260	2023B260	298	2023B298	336	2023B336
223	2023B223	261	2023B261	299	2023B299	337	2023B337
224	2023B224	262	2023B262	300	2023B300	338	2023B338
225	2023B225	263	2023B263	301	2023B301	339	2023B339
226	2023B226	264	2023B264	302	2023B302	340	2023B340
227	2023B227	265	2023B265	303	2023B303	341	2023B341
228	2023B228	266	2023B266	304	2023B304	342	2023B342
A-2

Exhibit B – Instructions

Attribute	Instructions
Social Security Number and Signature(s) on the Promissory Note, Loan Application or Loan Credit Agreement	i. Compare the Social Security Number in the “Borrower SSN” field in the Data File to the Social Security Number on the Promissory Note, the Loan Application or the Loan Credit Agreement

ii.     Compare the requested Loan Amount plus any origination fee indicated on the Promissory Note, Loan Application, or Loan Credit Agreement, or the Total Loan Amount indicated on the Truth in Lending Disclosure or the NRI Origination Disclosure, or the Refinance Total indicated on the Application Summary, to the Original Principal Balance of the Selected Student Loan set forth in the Data File.

iii. Observe Signature(s) on the Promissory Note.

In the event the Loan Amount on the Promissory Note, Loan Application, or Loan Credit Agreement was lower than the Original Principal Balance, observe if the difference was attributable to the Insurance Premium amount in the “INS PREM” field on the Loan Disbursement Data Screen (#113 Screen). If the difference was attributable to the Insurance Premium amount, such difference was not considered an exception.

The Promissory Note, Loan Application, or Loan Credit Agreement was available for all Selected Student Loans.
Current Principal Balance	Compare or recompute the Current Principal Balance in the “BAL_CURR” field in the Data File to the follows:
a) Compare to the “ACCOUNT BALANCE” column on the #CSS Screen or documentation of a change that affects the current principal balance on the #CIS Screen.
b) Compare to the amount in the “CUR BAL” field on the #BS Screen.
c) Compare to the amount in the “FINANCIAL INSTITUTION” field on the #NM CC Screen.
d) Compare to the amount in the “DECLINING PRINCIPAL BALANCE” field on the Amortized Payment History Schedule.
e) Recompute the Current Principal Balance as follows:

i.     Add any applicable Repayment Fee (shown under the “RPMT FEE” field on the #ED2 Screen) or applicable Capitalized Interest (shown under the “CAP INT” field on the #ED2 Screen) to the “ACCOUNT BALANCE” column on the #CSS Screen, and subtract any applicable disbursement amount (shown under the “DISBURSEMENT” field on the #CSS Screen or the #CDS Screen), applicable adjustment (shown under the “ADJUSTMENT” field on the #CSS Screen or the #CDS Screen), or applicable disbursement return amount (shown under the “MEMO TEXT” field on the #CMS Screen);

Exhibit B – Instructions

Attribute	Instructions

ii.     Subtract any amount indicated in the “RETRO PROCESSING” field on the #CSS Screen and any additional principal payment applied after the Cutoff Date, which was identified by subtracting the recalculated accrued interest (Interest Rate on #CSS Screen multiplied by the number of days from the start of the “CYCLE DATE” on the #EDH Screen to the day before the date of the first PAYMENT on the #CSS Screen or the #CDS Screen, multiplied by the “ACCOUNT BALANCE” field on the #CSS Screen) from the first PAYMENT made; and,

iii.     Subtract any principal paid amount in the “PRINCIPAL PAID” field from the Amortized Payment History Schedule after the last transaction date reflected in the #CSS Screen but before the Cutoff Date.

Loan Status	Loan Status is considered to be:

a)     “In-Repayment” if the “CURR LOAN STATUS” field on the #EDH Screen was other than “DMIP” or “F***,” and the Repayment Type in the “MISC FIELD 2” field on the #BS3 Screen was either “F0025,”  “FX025,” “SOIOP,” or blank; or,

b) “In-Repayment” if the “CURR LOAN STATUS” field on the #EDH Screen indicated “SSFP,” “SSP*,” or “FORP;” or,
c) “Forbearance” if the “CURR LOAN STATUS” field on the #EDH Screen indicated “SSF*.”
d) Otherwise, compare to the status contained in the “CURR LOAN STATUS” field on the #EDH Screen.

Current Status End Date	Recompute Current Status End Date as follows:

(a)   If the Repayment Type in the “MISC FIELD 2” field on the #BS3 Screen was “D0000”, and the “CURR LOAN STATUS” field on the #EDH Screen was “SCHL,” recompute the Current Status End Date as the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the date in the “CURR: GRAD/SEP DT” field on the #EDH Screen;

(b)   If the Repayment Type in the “MISC FIELD 2” field on the #BS3 Screen was “D0000”, and the “CURR LOAN STATUS” field on the #EDH Screen was “GRCE,” recompute the Current Status End Date as the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the date in the “CURR: GRAD/SEP DT” field on the #EDH Screen, plus 6 months;

Exhibit B – Instructions
Attribute	Instructions

(c)   If the “CURR LOAN STATUS” field on the #EDH Screen was “DMIP,” or “DSCH,” recompute the Current Status End Date as the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen on or after the “METHOD OVERRIDE END DATE” indicated in the “RULS MIN PAY (CP PO RM)” field on the #NPO Screen. If the “CURR LOAN STATUS” field on the #EDH Screen was all other "D***,” recompute the Current Status End Date as the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the date in the “MATURITY DT” field on the #EDH Screen;

(d)   If the “CURR LOAN STATUS” field on the #EDH Screen was “SCHL,” “GRCE,” “RPMT,” or “FORP*,” recompute the Current Status End Date as the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the date in the “MATURITY DT” field on the #EDH Screen. If the “CURR LOAN STATUS” field on the #EDH Screen was all other "F***,” recompute the Current Status End Date as the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen on or after the “METHOD OVERRIDE END DATE” indicated in the “RULS MIN PAY (CP PO RM)” field on the #NPO Screen;

(e)   If the “CURR LOAN STATUS” field on the #EDH Screen was “GRPM,” “SSP*,” or “SSF*,” recompute the Current Status End Date as the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen on or after the “METHOD OVERRIDE END DATE” indicated in the “RULS MIN PAY (CP PO RM)” field on the #NPO Screen; or,

(f)   If the Loan Status in the section a) and b) of Loan Status resolved to “In-Repayment”, recompute the Current Status End Date as the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the date in the “EQTY MTRT DT” field on CARES system screenshot.

Remaining Term	Recompute Remaining Term as follows:

a)     If the “CURR LOAN STATUS” field on the #EDH Screen indicated as “GRCE,” “RPMT,” “SSP*,” “SSF*,” “SCHL,” all “F” repayment types, all “D” repayment types in the “MISC FIELD 2” field on #BS3 Screen (except for “DSCH”/“F0025,” “DSCH”/“SOIOP,” “DSCH”/“PPIOP,” “SCHL”/ repayment type not “D****” or “GRCE”/ repayment type not “D****”), subtract the Cutoff Date from the “CYCLE DATE” after the “MATURITY DT” (one month after the “MATURITY DT”), both on the #EDH Screen, and divide the result by the average number of days in a month (i.e., 30.4375).

- consider repayment type “P0000” to be the same as “D0000” and repayment type “PPIOP” to be the same as “SOIOP;”
- If the Cutoff Date was later than the “DUE DATE” on the #EDH Screen, subtract one month from the calculation;

Exhibit B – Instructions
Attribute	Instructions

-     In certain instances where the day of the “CYCLE DATE” and the day of the “MATURITY DT” both on the #EDH Screen did not agree, utilize the “CYCLE DATE” for purposes of recomputing the Remaining Term;

b)     If the “CURR LOAN STATUS” field on the #EDH Screen indicated “DSCH,” “SCHL,” or “GRCE,” and the “MISC FIELD 2” field on the #BS3 Screen was either “F0025,” “SOIOP,” or “PPIOP,” recompute the Remaining Term as the sum of (1) the difference greater than zero between the Cutoff Date and the “METHOD OVERRIDE END DATE” field using the “RULS MIN PAY (CP PO RM)” field on the #NPO Screen, divided by the average number of days in a month (i.e., 30.4375), and (2) the difference between the Cutoff Date and the “CYCLE DATE” after the “MATURITY DATE” on the #EDH Screen, divided by the average number of days in a month (i.e., 30.4375); and,

c)     If the “CURR LOAN STATUS” field on the #EDH Screen indicated “GRCE” or “SCHL” and the “MISC FIELD 2” field on the #BS3 Screen was “D0000,” compare the Remaining Term to the “#9” field on the #NM CC Screen.

Repayment Schedule Type	Recompute Repayment Schedule Type as follows:

a)     If the cycle date after “RPMT BEGIN DT” was on or before the Cutoff Date, we were instructed by the Company to identify the “METHOD OVERRIDE ID” using the “RULS MIN PAY (CP PO RM)” field on the #NPO Screen and the following steps:

i. If the “METHOD OVERRIDE ID” on the #NPO Screen indicated “AQSNCONV,” “CONVBASE,” or “TERMADJ,” the Repayment Schedule Type was “V;”
ii. If the “METHOD OVERRIDE ID” on the #NPO Screen began with “FFSSGR*,” “FFSSPA*,” “FFSSPB*,” the Repayment Schedule Type were “T,” “A,” “B,” respectively;
iii. If the “METHOD OVERRIDE ID” on the #NPO Screen indicated “FBSSPP*,” or “FBSSFP*,” “the Repayment Schedule Type was “P;”
iv. If the “METHOD OVERRIDE ID” on the #NPO Screen indicated “FFSSPPQ,” “the Repayment Schedule Type was “Q;”
v. If the “METHOD OVERRIDE ID” on the #NPO Screen indicated “DFDMIP,” “DFGRPM,” or began with “FB*” but not “FBFORP,” the Repayment Schedule Type was “N;”
vi. If the “METHOD OVERRIDE ID” on the #NPO Screen began with “DF*,” and:
a. If the “MISC FIELD 2” field on the #BS3 Screen indicated the Repayment Type as “D*,” “P0000,” “P000L,” or “P000E,” the Repayment Schedule Type was “N;”

Exhibit B – Instructions
Attribute	Instructions
b. If the “MISC FIELD 2” field on the #BS3 Screen indicated the Repayment Type as “F*,” “CT010,” or “CT01L,” the Repayment Schedule Type was “E;”
c. Otherwise, the Repayment Schedule Type was “D;”
vii. If the “METHOD OVERRIDE ID” on the #NPO Screen indicated “FBFORP,” and:
a. If the “MISC FIELD 2” field on the #BS3 Screen indicated the Repayment Type as “D*,” “P0000,” “P000L,” or “P000E,” the Repayment Schedule Type was “N;”
b. If the “MISC FIELD 2” field on the #BS3 Screen indicated the Repayment Type as “F*,” “CT010,” or “CT01L,” the Repayment Schedule Type was “W;”
c. Otherwise, the Repayment Schedule Type was “Z;”

viii.     If the “METHOD OVERRIDE ID” on the #NPO Screen began with “DF*” but not “DFDMIP” or “DFGRPM,” and the “MISC FIELD 2” field on the #BS3 Screen indicated the Repayment Type as “CTIOP,” “CTIOL,” “CTIOE,” “LGIOP,” “LGIOL,” “LGIOE,” “PPIOP,” “PPIOL,” “PPIOE,” “SOIOP,” “SOIOL,” or “SOIOE,” the Repayment Schedule Type was “D.”

b) If the cycle date after “RPMT BEGIN DT” was after the Cutoff Date, we were instructed by the Company as follows:
a. If the “MISC FIELD 2” field on the #BS3 Screen indicated the Repayment Type as “D*,” “P0000,” “P000L,” or “P000E,” the Repayment Schedule Type was “N;”
b. If the “MISC FIELD 2” field on the #BS3 Screen indicated the Repayment Type as “F*,” “CT010,” or “CT01L,” the Repayment Schedule Type was “W;”

c.     If the “MISC FIELD 2” field on the #BS3 Screen indicated the Repayment Type as blank, “CTIOP,” “CTIOL,” “CTIOE,” “LGIOP,” “LGIOL,” “LGIOE,” “PPIOP,” “PPIOL,” “PPIOE,” “SOIOP,” “SOIOL,” or “SOIOE,” the Repayment Schedule Type was “Z.”

c) If none of the criteria above applied, we were instructed by the Company that the Repayment Schedule Type was “V.”